12. Other Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		R$ 558,767	R$ 380,484
Other current receivables		409,351	306,933	R$ 474,889
Other noncurrent receivables		149,416	73,551	R$ 31,614
Services in progress
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	[1]	141,959	136,085
CDE Transfer
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		136,559	45,929
Credits on sales and purchases of gas
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		77,279	28,313
Decommissioning in progress
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		44,451	16,493
Advance payments to suppliers
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	[2]	29,016	43,602
Advance payments to employees
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		25,928	25,916
Advance for severance estate
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		19,230	11,050
Other receivables
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables		R$ 84,345	R$ 73,096

[1]	This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
[2]	Advances to suppliers provided on contractual clauses.